Inventories - Additional Information (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Inventories [Line Items]
Inventory cost	$ 57,361,951	$ 28,038,207
Other inventory costs	1,803,211	1,296,101
Impairment loss on inventories	25,073,789	$ 2,081,943
Canada Emergency Wage Subsidy
Disclosure Of Inventories [Line Items]
Wage subsidy	$ 1,233,022